Unaudited Condensed Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares		Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 CNY (¥) ¥ / shares shares		Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenue:
Workspace membership revenue	¥ 185,079	$ 28,665	¥ 239,004	¥ 422,984		$ 64,825		¥ 557,994		¥ 394,356
Marketing and branding service revenue (including services provided to a related party of RMB 60,922 and RMB 3,099 for six months ended June 30, 2020 and 2021)	238,692	36,969	126,480	317,461		48,653		534,826		24,617
Other service revenue (including services provided to related parties of RMB 4,508 and RMB 10,847 for six months ended June 30, 2020 and 2021)	77,264	11,967	33,083	136,692		20,949		74,538		29,535
Total revenue	501,035	77,601	398,567	877,137		134,427		1,167,358		448,508
Workspace membership (including services provided by related parties of RMB 9,908 and RMB 3,671 for six months ended June 30, 2020 and 2021)	(244,817)	(37,917)	(300,909)	(557,102)		(85,380)		(814,002)		(624,844)
Marketing and branding service (including services provided by related parties of RMB 7,276 and RMB 826 for six months ended June 30, 2020 and 2021)	(228,266)	(35,354)	(117,612)	(297,893)		(45,654)		(485,473)		(22,481)
Other services	(57,027)	(8,832)	(28,496)	(113,074)		(17,329)		(69,917)		(16,284)
Cost of revenue:
Total cost of revenue	(530,110)	(82,103)	(447,017)	(968,069)		(148,363)		(1,369,392)		(663,609)
Impairment loss on long-lived assets	(9,742)	(1,509)	(33,462)	(36,505)		(5,595)		(52,030)		(111,203)
Pre-opening expenses								(15,124)		(20,165)
Sales and marketing expenses	(28,141)	(4,358)	(16,873)	(47,061)		(7,212)		(75,841)		(44,783)
General and administrative expenses	(227,892)	(35,296)	(40,618)	(320,202)		(49,073)		(181,582)		(118,798)
Remeasurement gain of previously held equity interests in connection with step acquisitions								386		27,543
Change in fair value of warrant liability	(20,181)	(3,126)						(179,475)		25,607
Operating expenses:
Loss from operations	(315,031)	(48,791)	(139,403)	(494,700)		(75,816)		(705,700)		(456,900)
Interest expense, net	(664)	(103)	(7,085)	(12,863)		(1,971)		(10,402)		11,672
Subsidy income	2,623	406	6,578	13,931		2,135		16,782		31,783
Impairment loss on long-term investments	(461)	(71)		(10,060)		(1,542)		(37,453)		(18,990)
Gain on disposal of long-term investments				8,561		1,312				2,030
Gain/(loss) on disposal of subsidiaries	(950)	(147)	3,018	(39,703)		(6,085)
Other (expense)/income, net	31,855	4,934	(51,647)	30,393		4,658		(63,480)		(11,715)
Loss before income taxes and loss from equity method investments	(282,628)	(43,772)	(188,539)	(504,441)		(77,309)		(800,253)		(442,120)
Provision for income taxes:	(1,082)	(168)	(1,085)	(2,864)		(439)		(4,872)		(2,087)
Gain/(loss) from equity method investments	(27)	(4)	144	(639)		(98)		(1,548)		(948)
Net loss	(283,737)	(43,944)	(189,480)	(507,944)		(77,846)		(806,673)		(445,155)
Less: Net (loss)/income attributable to noncontrolling interests	14,385	2,228	(3,225)	(19,452)		(2,981)		(15,523)		(15,563)
Net loss attributable to Ucommune International Ltd.	¥ (298,122)	$ (46,172)	¥ (186,255)	¥ (488,492)		$ (74,865)		¥ (791,150)		¥ (429,592)
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd.(i)
– Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (3.53)	$ (0.55)	¥ (2.97)	¥ (7.50)	[1]	$ (1.15)	[1]	¥ (15.80)	[1]	¥ (9.91)	[1]
– Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (3.53)	$ (0.55)	¥ (2.97)	¥ (7.50)	[1]	$ (1.15)	[1]	¥ (15.80)	[1]	¥ (9.91)	[1]
Weighted average shares used in calculating net loss per share(i)
– Basic (in Shares)	84,517,049	84,517,049	62,811,339	65,141,759	[1]	65,141,759	[1]	50,074,152	[1]	43,359,150	[1]
– Diluted (in Shares)	84,517,049	84,517,049	62,811,339	65,141,759	[1]	65,141,759	[1]	50,074,152	[1]	43,359,150	[1]

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)